ACQUISITIONS - Unaudited pro forma financial information (Details) - USD ($) $ in Thousands	12 Months Ended
	Feb. 29, 2020	Feb. 28, 2019
ACQUISITIONS
Revenue	$ 333,300	$ 325,667
Loss before income tax benefit	(114,793)	(140,551)
Net loss	$ (107,675)	$ (129,165)